Property, equipment and software, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)
Property, equipment and software, net
Total		¥ 26,119			¥ 122,269
Less: Accumulated depreciation and amortization		(11,802)			(15,061)
Property, equipment and software, net		14,317		$ 16,430	107,208
Depreciation and amortization expenses	¥ 3,516	3,906	¥ 2,912
Building
Property, equipment and software, net
Total					92,747
Computer and electronic equipment
Property, equipment and software, net
Total		14,546			14,442
Software
Property, equipment and software, net
Total		8,947			11,782
Office furniture and equipment
Property, equipment and software, net
Total		1,153			1,161
Leasehold Improvements [Member]
Property, equipment and software, net
Total		¥ 1,473			1,473
Vehicle
Property, equipment and software, net
Total					¥ 664